EBP Benefit Pymts & Defined Contribution Plans (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expected benefit payments
Employer's contributions charged to expense under defined contribution plans	$ 36	$ 35	$ 34
Other Postretirement Benefits [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	6
Expected benefit payments
2020	14
2021	14
2022	14
2023	14
2024	14
2025-2029	62
Pension Benefits [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	13
Expected benefit payments
2020	100
2021	99
2022	97
2023	93
2024	90
2025-2029	433
Nonqualified Plan [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	3
Qualified Plan [Member]
Benefit Plan Disclosure [Line Items]
Expected total plans contribution, approximate	$ 10